Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tuition fees	R$ 4,684,322	R$ 4,052,379	R$ 3,505,250
Other	331,934	305,527	263,937
Deductions
Discount and scholarships	(685,219)	(515,311)	(435,368)
Returns	(31,665)	(25,312)	(27,743)
Taxes	(194,477)	(170,628)	(142,825)
PROUNI	(407,640)	(342,326)	(287,338)
Revenue from contracts with customers	3,697,255	3,304,329	2,875,913
Timing of revenue recognition
Transferred over time	3,618,234	3,242,035	2,821,251
Transferred at a point in time	R$ 79,021	R$ 62,294	R$ 54,662